Taxation - Changes to Uncertain Tax Positions, Excluding Interest and Penalties (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Changes to liabilities related to unrecognized tax benefits, excluding interest and penalties [Roll Forward]
Balance at the beginning of the period	$ 61	$ 55	$ 89	$ 132
Increases as a result of positions taken in prior periods	69	7	1	8
Increases as a result of positions taken during the current period	18	1	0	29
Decreases as a result of positions taken in prior periods	(9)	(2)	(4)	(34)
Decreases due to settlements	(7)	0	(1)	(46)
Decreases as a result of a lapse of the applicable statute of limitations	0	0	(3)	0
Balance at the end of the period	$ 132	$ 61	$ 82	$ 89